RULE 24F-2 NOTICE FOR TEMPLETON GROWTH FUND, INC.

                                FILE NO. 33-9981



i. This Notice is filed on behalf of Templeton Growth Fund, Inc. (the "Fund") for the fiscal year ended August 31, 1995.

ii.      None.

iii.     None.

iv. The Fund sold 82,023,381 shares of its common stock during the fiscal year.

v.       The Fund sold 82,023,381 shares during the fiscal year ended
         August 31, 1995 in reliance upon its registration of an
         indefinite amount of shares pursuant to Rule 24f-2 for an
         actual sales price of $1,437,527,604.  During that period, the Fund redeemed 33,787,501 shares in an amount of
         $595,019,550.  Because this Notice is filed within 60 days of the end of the Fund's fiscal year, the Fund's filing fee of
         $290,520.02 is based upon a net sales amount of
         $842,508,054.*/
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         An opinion of counsel  stating  that the shares  sold during the fiscal year ended August 31, 1995 were legally issued, fully paid and non-assessable accompanies this Notice.





                                             /s/JAMES R. BAIO
                                             Templeton Growth Fund, Inc.
                                             James R. Baio, Treasurer

October 24, 1995




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*/       $1,437,527,604 - $595,019,550 = $842,508,054
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         $842,508,054 X (1/29 x 1%) = $290,520.02